Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 Phone

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

August 5, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds

Post-Effective Amendment No. 75

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Multi-Manager Funds Prospectus; and (ii) Multi-Manager Funds Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 75 to the Trust’s registration statement on Form N-1A; and

b. The text of Post-Effective Amendment No. 75 to the Trust’s registration statement was filed with the Commission via EDGAR on July 29, 2010 (Accession No. 0001193125-10-170532) with an effective date of July 31, 2010.

Please do not hesitate to contact the undersigned at (215) 988-2883 if you have any questions.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

cc:	Craig Carberry, Esq.

Owen Meacham, Esq.